Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Property, Plant and Equipment, Net

	2020
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	10,821,972	51,244,512	5,008,321	1,937,755	936,389	70,401,687
Accumulated depreciation and impairment	—	(6,726,043)	(40,081,391)	(4,111,845)	(1,502,964)	—	(52,422,243)
	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444
January 1	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444
Additions	—	132,572	592,565	409,832	142,776	2,855,870	4,133,615
Disposals	—	—	(8,940)	(3,121)	(7,297)	—	(19,358)
Reclassifications	—	258,421	2,336,238	398,798	159,195	(3,152,652)	—
Depreciation expenses	—	(394,636)	(2,734,667)	(749,624)	(220,066)	—	(4,098,993)
Exchange adjustment	—	—	(20)	—	(2)	—	(22)
December 31	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686
December 31
Cost	452,738	11,212,129	53,246,474	5,451,547	2,185,299	639,607	73,187,794
Accumulated depreciation and impairment	—	(7,119,843)	(41,898,177)	(4,499,186)	(1,675,902)	—	(55,193,108)
	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686

	2021
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	11,212,129	53,246,474	5,451,547	2,185,299	639,607	73,187,794
Accumulated depreciation and impairment	—	(7,119,843)	(41,898,177)	(4,499,186)	(1,675,902)	—	(55,193,108)
	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686
January 1	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686
Additions	—	1,345	11,829	407	189	6,538,932	6,552,702
Disposals	—	—	(66,873)	(9,502)	—	—	(76,375)
Reclassifications	—	673,208	4,890,400	690,346	241,656	(6,495,610)	—
Depreciation expenses	—	(423,283)	(2,896,612)	(795,622)	(239,515)	—	(4,355,032)
Impairment losses	—	—	(4,843)	—	—	—	(4,843)
Exchange adjustment	—	—	(13)	—	(4)	—	(17)
December 31	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
December 31
Cost	452,738	11,877,419	57,176,339	5,574,316	2,345,204	682,929	78,108,945
Accumulated depreciation and impairment	—	(7,533,863)	(43,894,154)	(4,736,326)	(1,833,481)	—	(57,997,824)
	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121

	2022
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	11,877,419	57,176,339	5,574,316	2,345,204	682,929	78,108,945
Accumulated depreciation and impairment	—	(7,533,863)	(43,894,154)	(4,736,326)	(1,833,481)	—	(57,997,824)
	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
January 1	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
Additions	—	3,780	6,748	636	—	4,907,318	4,918,482
Disposals	—	—	(46,084)	(2,597)	—	—	(48,681)
Reclassifications	—	1,503,432	2,603,381	685,481	294,765	(5,086,047)	1,012
Depreciation expenses	—	(465,260)	(3,075,191)	(724,813)	(257,817)	—	(4,523,081)
Impairment losses	—	—	(12,721)	—	—	—	(12,721)
Exchange adjustment	—	—	50	—	23	—	73
December 31	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
December 31
Cost	452,738	13,379,852	59,197,255	5,716,357	2,615,959	504,200	81,866,361
Accumulated depreciation and impairment	—	(7,994,344)	(46,438,887)	(4,919,660)	(2,067,265)	—	(61,420,156)
	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205

Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Amount of interest capitalized	9,762	11,193	10,856
Range of the interest rates for capitalization	1.4909%	1.1358%	1.0094%